SCHEDULE OF ACCOUNTS PAYABLE TO RELATED PARTIES (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Related Party Transaction [Line Items]
Accounts payable to related parties	$ 393,625	$ 350,199
Linsun Smart Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable to related parties	$ 393,625	$ 350,199